UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910
Exact name of registrant as specified in charter:	Voyageur Tax Free Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Fund	November 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.56%
Corporate-Backed Revenue Bonds – 1.96%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	$7,866,480
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,790,000	3,086,424
		10,952,904
Education Revenue Bonds – 14.07%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy Project) Series A
4.25% 8/1/46	150,000	123,282
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,239,208
Series A 5.00% 3/1/39	385,000	372,915
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	259,205
Series A 5.00% 7/1/45	1,390,000	1,424,972
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,103,220
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,665,235
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	610,578
Series A 5.75% 8/1/44	1,190,000	1,263,066
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	726,482
Series A 5.00% 7/1/47	2,290,000	2,099,197
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	568,017
Series A 5.00% 7/1/44	1,770,000	1,681,111
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	856,476
Series A 5.00% 7/1/47	2,300,000	2,058,684
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	468,111
5.50% 8/1/49	2,260,000	2,269,040

NQ- 301 [11/16] 1/17 (18320)      1

Schedule of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	8,900,000	$9,435,157
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,502,950
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,034,910
Series 7-D 5.00% 3/1/30	1,500,000	1,598,490
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	933,600
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,419,847
Series 7-Q 5.00% 10/1/23	350,000	388,000
Series 7-Q 5.00% 10/1/24	475,000	528,856
Series 7-Q 5.00% 10/1/27	200,000	219,576
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	555,355
Series 8-I 5.00% 10/1/33	250,000	276,478
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	748,685
Series 8-G 5.00% 12/1/32	670,000	745,395
Series 8-N 4.00% 10/1/33	1,765,000	1,799,488
Series 8-N 4.00% 10/1/35	500,000	506,070
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,944,612
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	2,145,960
Series 7-U 5.00% 4/1/23	550,000	630,448
Series 8-L 5.00% 4/1/35	750,000	822,000
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	778,219
Series A 5.00% 9/1/44	1,500,000	1,509,465
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	2,982,190
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	725,655
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,000,000	1,941,560
(Nova Classical Academy Project) Series A
4.125% 9/1/47	1,750,000	1,526,788
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,429,862

2     NQ- 301 [11/16] 1/17 (18320)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 4/1/34	925,000	$1,064,869
Series A 5.00% 4/1/35	3,175,000	3,646,773
Series A 5.00% 4/1/36	2,650,000	3,036,847
Series A 5.25% 12/1/28	1,000,000	1,133,350
Series A 5.25% 12/1/29	1,850,000	2,095,162
Series D 5.00% 12/1/27	1,000,000	1,128,370
State Supported Stadium Debt Series A 5.00% 8/1/26	3,760,000	4,407,698
		78,431,484
Electric Revenue Bonds – 5.58%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,288,437
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,001,570
5.00% 10/1/29	395,000	442,538
5.00% 10/1/30	500,000	557,155
5.00% 10/1/33	1,205,000	1,327,885
5.00% 10/1/36	100,000	110,285
Series A 5.00% 10/1/30	1,060,000	1,181,169
Series A 5.00% 10/1/34	750,000	823,253
Series A 5.00% 10/1/35	1,525,000	1,670,668
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	621,151
5.00% 1/1/30	520,000	584,121
Series A 5.00% 1/1/25	125,000	141,183
Series A 5.00% 1/1/26	425,000	476,221
Series A 5.00% 1/1/31	520,000	567,169
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	337,220
Series B 5.00% 12/1/28	275,000	313,308
Series B 5.00% 12/1/31	1,365,000	1,537,195
Series B 5.00% 12/1/33	300,000	335,433
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,429,786
Series A 5.00% 1/1/46	2,000,000	2,174,880
Capital Appreciation Series A
6.70% 1/1/25 (NATL)^	5,000,000	3,998,000
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,109,270
Series A 5.00% 1/1/34	4,000,000	4,423,760
Series A 5.00% 1/1/40	1,250,000	1,370,838

NQ- 301 [11/16] 1/17 (18320)     3

Schedule of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	3,000,000	$3,276,240
		31,098,735
Healthcare Revenue Bonds – 26.23%
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,527,495
6.20% 7/1/45	2,000,000	2,040,000
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,084,670
Series A 7.00% 11/1/46	1,220,000	1,312,427
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,101,408
5.375% 11/1/34	320,000	329,546
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,113,473
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,385,000	2,391,940
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	572,410
5.00% 11/1/44	500,000	537,855
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	276,527
Series A 144A 5.00% 8/1/46 #	2,380,000	2,308,243
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	732,701
Series A 5.00% 4/1/40	705,000	706,847
Series A 5.00% 4/1/48	315,000	309,875
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,005,641
6.00% 6/15/39	3,570,000	3,895,727
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,255,300

4     NQ- 301 [11/16] 1/17 (18320)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.40% 8/1/40	1,000,000	$1,006,330
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	519,960
4.00% 4/1/25	660,000	683,813
4.00% 4/1/31	60,000	60,979
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	648,865
5.75% 2/1/44	500,000	497,030
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,558,665
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,102,680
5.00% 9/1/32	1,000,000	1,094,040
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,554,540
5.25% 5/1/37	2,950,000	2,981,180
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	555,210
Series A 5.00% 11/15/34	500,000	551,175
Series A 5.00% 11/15/44	1,000,000	1,081,690
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	965,000	1,045,558
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	500,000	495,755
5.25% 11/1/45	1,950,000	1,950,955
5.375% 11/1/50	455,000	437,837
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital Clinics) Series A 5.25% 8/15/35	2,085,000	2,281,365
Minnesota Agricultural & Economic Development Board
Revenue
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,115,960
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,506,900
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,630,003

NQ- 301 [11/16] 1/17 (18320)     5

Schedule of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	$449,763
Series A 5.00% 11/1/32	330,000	341,999
Series A 5.00% 11/1/42	1,250,000	1,286,313
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,656,183
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,308,783
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,588,053
Series D Remarketing 5.00% 11/15/38	6,405,000	6,938,921
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	336,639
5.00% 7/1/33	650,000	708,884
5.875% 7/1/30	1,850,000	2,050,096
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,336,998
Series A 5.30% 9/1/37	1,200,000	1,237,800
Series A 6.375% 9/1/42	2,435,000	2,462,321
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,327,334
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	942,029
5.00% 9/1/24	575,000	668,231
5.00% 9/1/25	750,000	863,483
5.00% 9/1/26	575,000	657,271
5.00% 9/1/27	405,000	460,740
5.00% 9/1/28	425,000	480,038
5.00% 9/1/29	425,000	477,033
5.00% 9/1/34	730,000	798,562
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,100,000	1,095,402
Series A 5.00% 5/1/46	7,715,000	8,448,465
Series A Unrefunded Balance 5.125% 5/1/30	740,000	801,501
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-1 5.25% 11/15/29	5,605,000	6,172,170

6      NQ- 301 [11/16] 1/17 (18320)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,200,000	$2,478,498
5.00% 7/1/32	2,500,000	2,766,200
5.00% 7/1/33	1,260,000	1,389,251
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29	910,000	987,659
Series A 5.00% 11/15/30	670,000	724,210
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,110,732
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,155,056
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,250
Series A 5.375% 5/1/43	500,000	500,165
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,112,790
Series A 5.75% 11/1/39	2,365,000	2,497,369
Series A 6.00% 5/1/47	3,685,000	3,907,758
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	888,463
4.65% 7/1/26	540,000	565,272
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	505,585
5.125% 12/1/44	1,605,000	1,624,966
5.25% 12/1/49	750,000	764,730
		146,236,541
Housing Revenue Bonds – 1.75%
Minnesota Housing Finance Agency
(Residential Housing) Series L 5.10% 7/1/38 (AMT)	6,735,000	6,744,698
Minnesota Housing Finance Agency Homeownership
Finance (Non-Agency Mortgage-Backed Securities
Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,620,000	1,708,177

NQ- 301 [11/16] 1/17 (18320)      7

Schedule of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	$1,274,552
		9,727,427
Lease Revenue Bonds – 2.92%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,374,988
Series A 5.00% 6/1/43	3,835,000	4,202,009
Series B 5.00% 3/1/28	2,500,000	2,808,200
Minnesota Housing Finance Agency
5.00% 8/1/34	1,565,000	1,738,309
5.00% 8/1/35	1,645,000	1,824,815
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	4,324,676
		16,272,997
Local General Obligation Bonds – 8.93%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	535,625
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,268,715
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	989,230
Series A 4.00% 2/1/29	1,800,000	1,912,932
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,239,518
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,142,870
Series A 5.00% 2/1/33	3,585,000	4,075,822
Duluth Independent School District No 709
Series A 4.00% 2/1/27	160,000	169,922
Series A 4.00% 2/1/28	1,250,000	1,317,086
Edina Independent School District No. 273
Series A 5.00% 2/1/27	5,660,000	6,670,084
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,367,524
Hennepin County
Series A 5.00% 12/1/36	2,365,000	2,744,512
Series A 5.00% 12/1/41	4,000,000	4,582,680

8      NQ- 301 [11/16] 1/17 (18320)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New Brighton Tax Increment Revenue
Series A 5.00% 2/1/27 (NATL)	1,000,000	$1,006,730
South Washington County Independent School
District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,602,200
Series A 4.75% 2/1/26	3,600,000	3,747,168
Series A 4.75% 2/1/27	2,300,000	2,394,024
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,003,540
5.125% 12/1/24	1,000,000	1,001,820
		49,772,002
Pre-Refunded / Escrowed to Maturity Bonds – 19.54%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	10,485,180
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	17,912,076
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	3,000,000	3,313,590
Series B 6.50% 11/15/38-18 (AGC)§	175,000	192,871
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25-18§	6,430,000	6,810,657
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24-19§	2,925,000	3,182,459
5.00% 6/1/25-19§	2,000,000	2,176,040
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 6-X 5.25% 4/1/39-17§	750,000	761,235
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18-17§	685,000	687,815
Series A 5.75% 1/1/18-17 (AMBAC) (TCRS)§	120,000	120,493
Series A 5.75% 1/1/18-17 (NATL) (IBC)§	220,000	220,904
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,094,320
5.50% 5/1/39-19 (AGC)§	6,000,000	6,583,680
Series A 5.125% 5/1/30-20§	8,610,000	9,610,826

NQ- 301 [11/16] 1/17 (18320)      9

Schedule of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded / Escrowed to Maturity Bonds (continued)
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	17,550,000	$19,477,341
Series C 5.50% 7/1/23-18§	3,000,000	3,205,980
Series C 5.625% 7/1/26-18§	1,925,000	2,060,944
Series C 5.75% 7/1/30-18§	5,035,000	5,400,440
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	14,122,750
Washington County Community Development Agency
Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37-17§	1,500,000	1,535,355
		108,954,956
Special Tax Revenue Bonds – 2.26%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,184,420
Series B 5.00% 12/15/20	1,000,000	1,039,990
Series B 5.00% 12/15/24	1,150,000	1,195,368
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,397,470
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	255,560
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	730,580
Series G 5.00% 11/1/31	1,500,000	1,666,470
Virgin Islands Public Finance Authority
(Senior Lien Matching Fund Loan) 5.00% 10/1/29 (AGM)	2,000,000	2,144,600
		12,614,458
State General Obligation Bonds – 8.46%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,022,005
Series A 5.00% 8/1/29	1,500,000	1,763,130
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	5,176,165
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,909,124
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,665,200
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,547,536
Series A 5.00% 8/1/30	4,200,000	4,842,978
Series A 5.00% 8/1/32	2,755,000	3,152,216

10      NQ- 301 [11/16] 1/17 (18320)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A Unrefunded Balance 4.00% 8/1/27	955,000	$1,030,302
Series F 5.00% 10/1/22	3,500,000	4,075,575
		47,184,231
Transportation Revenue Bonds – 4.30%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,365,200
Subordinate
Series A 5.00% 1/1/31	3,890,000	4,460,507
Series A 5.00% 1/1/35	1,000,000	1,087,500
Series B 5.00% 1/1/26	575,000	644,995
Series B 5.00% 1/1/27	1,160,000	1,300,615
Series B 5.00% 1/1/28	2,750,000	3,080,577
Series B 5.00% 1/1/29	120,000	134,120
Series B 5.00% 1/1/30	1,675,000	1,849,352
Series B 5.00% 1/1/31	1,750,000	1,926,925
St. Paul Housing & Redevelopment Authority Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	1,995,402
Series A 5.00% 8/1/35	1,145,000	1,159,656
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,602,765
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,380,288
		23,987,902
Water & Sewer Revenue Bonds – 2.56%
Guam Government Waterworks Authority
5.00% 1/1/46	1,670,000	1,794,949
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,591,257
Series B 5.00% 9/1/22	2,125,000	2,473,500
Series B 5.00% 9/1/25	2,000,000	2,301,360
Series E 5.00% 9/1/23	2,000,000	2,313,060
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	2,792,000
		14,266,126
Total Municipal Bonds (cost $533,802,417)		549,499,763

NQ- 301 [11/16] 1/17 (18320)      11

Schedule of investments
Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (U.S. $)
Short-Term Investment – 0.25%
Variable Rate Demand Note – 0.25%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Children’s Hospital and Clinics)
0.49% 8/15/37 (AGM) (SPA-U.S. Bank N.A.)	1,400,000	$1,400,000
Total Short-Term Investment (cost $1,400,000)		1,400,000

Total Value of Securities – 98.81%
(cost $535,202,417)		550,899,763

Receivables and Other Assets Net of Liabilities – 1.19%		6,606,754
Net Assets Applicable to 45,594,569 Shares Outstanding – 100.00%		$557,506,517

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2016, the aggregate value of Rule 144A securities was $8,653,384, which represents 1.55% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2016.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
IBC – Insured Bond Certificate
NATL – Insured by National Public Finance Guarantee Corporation
TCRS – Temporary Custodial Receipts
N.A. – National Association
SPA – Stand-by Purchase Agreement

12      NQ- 301 [11/16] 1/17 (18320)

Notes
Delaware Tax-Free Minnesota Fund	November 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax-Free Funds (Trust) – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Nov. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$535,202,417
Aggregate unrealized appreciation	$23,432,952
Aggregate unrealized depreciation	(7,735,606)
Net unrealized appreciation	$15,697,346

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ- 301 [11/16] 1/17 (18320)      13

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2016:

Securities	Level 2
Municipal Bonds	$549,499,763
Short-Term Investments	1,400,000
Total Value of Securities	$550,899,763

During the period ended Nov. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

14      NQ- 301 [11/16] 1/17 (18320)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: